Equity-Accounted Joint Ventures - Investments in and Advances to Equity Accounted Investees (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 vessel	Dec. 31, 2021	Dec. 31, 2021 terminal	Dec. 31, 2021 lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 14, 2019 USD ($)	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			100.00%
Number of terminals | terminal				1
Equity method investments	$ 1,153,874					$ 1,067,783
Less current portion of advances to equity- accounted joint ventures, net	(17,500)					(10,991)
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,136,374					1,056,792
Finance lease, liability	$ 1,268,990					1,340,922
Number of lessors | lease					9
Financial Information of Joint Ventures	A summary of the Company's investments in and advances to equity-accounted joint ventures are as follows:

		As at December 31, 2021		As at December 31,
Name	Ownership Percentage	# of Delivered Vessels	LNG Terminal	2021 $	2020 $
Angola Joint Venture (i)	33%	4	-	102,477	90,659
Bahrain LNG Joint Venture (ii)	30%	-	1	57,277	38,678
Excalibur Joint Venture (iii)	50%	1	-	10,418	35,871
Exmar LPG Joint Venture (iv)	50%	21	-	138,751	134,138
MALT Joint Venture (v)	52%	6	-	361,550	359,442
Pan Union Joint Venture (vi)	20%-30%	4	-	81,570	81,548
RasGas III Joint Venture (vii)	40%	4	-	109,866	97,721
Yamal LNG Joint Venture (viii)	50%	6	-	296,065	234,452
		46	1	1,157,974	1,072,509
Less credit loss provision				(4,100)	(4,726)
Total investments in and advances to equity-accounted joint ventures, net				1,153,874	1,067,783
Less current portion of advances to equity- accounted joint ventures, net				(17,500)	(10,991)
Investments in and advances to equity- accounted joint ventures, net				1,136,374	1,056,792

Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			33.00%
Number of vessels | vessel		4
Equity method investments	$ 102,477					90,659
Less current portion of advances to equity- accounted joint ventures, net						(1,000)
Carrying value of guarantee liability	200
Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			33.00%
Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			30.00%						30.00%
Number of vessels | vessel		0
Equity method investments	57,277					38,678
Less current portion of advances to equity- accounted joint ventures, net							$ (79,100)
Investment in and advances to equity-accounted joint ventures (note 7)	73,400							$ 71,200
Interest accrued on advances	10,000					5,100
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
Number of vessels | vessel		1
Equity method investments	10,418					35,871
Carrying value of guarantee liability	0					100
Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
Number of vessels | vessel		21
Equity method investments	138,751					134,138
Investment in and advances to equity-accounted joint ventures (note 7)	32,300					42,300
Interest accrued on advances	0					0
Carrying value of guarantee liability	1,000					1,300
Number of lessors | lease					4
MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			52.00%
Number of vessels | vessel		6
Equity method investments	361,550					359,442
Carrying value of guarantee liability	200					200
Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		4
Equity method investments	81,570					81,548
RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			40.00%
Number of vessels | vessel		4
Equity method investments	109,866					97,721
Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			50.00%
Number of vessels | vessel		6
Equity method investments	296,065					234,452
Carrying value of guarantee liability	1,500					2,200
Building | Angola Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | Bahrain LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				1
Building | Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | Exmar LPG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | MALT Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | RasGas 3 Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
Building | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of terminals | terminal				0
LNG Carriers [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels		2			9
LNG Carriers [Member] | Yamal LNG Joint Venture
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel		6
Minimum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			20.00%
Maximum | Pan Union Joint Venture
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)			30.00%
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Equity method investments	1,157,974					1,072,509
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	$ 1,136,374
Financial Information of Joint Ventures	The following table presents aggregated summarized financial information reflecting a 100% ownership interest in the Company’s equity method investments and excluding the impact from purchase price adjustments arising from the acquisition of Exmar LPG Joint Venture, the Excalibur Joint Venture and the Pan Union Joint Venture. The results include the Angola Joint Venture, the Bahrain LNG Joint Venture, the Excalibur Joint Venture, the Exmar LPG Joint Venture, the MALT Joint Venture, the Pan Union Joint Venture, the RasGas III Joint Venture and the Yamal LNG Joint Venture and the recognition of the 2021 other-than-temporary impairment of the Company's investment of the Excalibur Joint Venture.

	December 31, 2021 $	December 31, 2020 $
Cash and restricted cash – current	460,342	400,816
Other assets – current	208,029	180,673
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,825,562	1,912,776
Net investments in direct financing and sales-type leases – non-current	5,103,376	5,237,791
Other assets – non-current	255,270	216,331
Current portion of long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	611,180	582,767
Other liabilities – current	250,753	232,466
Long-term debt, obligations related to finance leases, operating lease liabilities and advances from joint venture partners	4,551,612	4,853,791
Other liabilities – non-current	220,454	350,057

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Voyage revenues	990,703	1,008,112	766,618
Income from vessel operations	572,985	584,685	400,326
Realized and unrealized gain (loss) on non-designated derivative instruments:
Bahrain LNG Joint Venture	22,376	(68,563)	(19,756)
Other equity-accounted joint ventures	4,367	(26,197)	(21,159)
Net income	342,068	152,144	130,314

Loans Receivable
Schedule of Equity Method Investments [Line Items]
Financing Receivable, Allowance for Credit Loss	$ (4,100)					$ (4,726)